Operations	12 Months Ended
Dec. 31, 2013
Operations
Operations

1. Operations

SINA Corporation (“SINA,” “we” or the “Company”) is an online media company serving China and the global Chinese communities. The Company’s digital media network of SINA.com (portal), SINA mobile  (mobile portal and mobile apps) and Weibo (social media) enables Internet users to access professional media and user generated content (UGC) in multi media formats from desktop personal computers and mobile devices and share their interests to friends and acquaintances. SINA.com offers distinct and targeted professional content on each of its region specific websites and a full range of complementary offerings. SINA mobile provides news information and entertainment content from SINA.com customized for mobile users in WAP (mobile browser) format, SINA.cn and mobile application format. Weibo is a leading social media platform for people to create, distribute and discover Chinese-based content. Based on an open platform architecture, Weibo allows users to create and post feeds up to 140 Chinese characters and attach multi-media content, as well as access a wide range of  organically and third-party developed applications , such as online games.. Through these properties and other product lines, the Company offers an array of online media and social media services to users to create a rich canvas for businesses and advertisers to effectively connect and engage with their targeted audiences. The Company generates the majority of its revenues from online advertising and marketing services, and, to a lesser degree, from fee-based services.